COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 12:	COMMITMENTS AND CONTINGENCIES

On April 16, 2024, Craig Beisner, a purported shareholder of the Company, filed a putative class action complaint, alleging violations of U.S. federal securities laws against, the Company and certain of our former and current directors and officers, in the United States District Court for the Southern District of New York (the “SDNY,” and the putative class action, the “SDNY Action”).  The SDNY Action asserts claims under Sections 10(b) and 20(a) of the Exchange Act and alleges that the defendants materially misrepresented and/or omitted facts in various public disclosures concerning the Company’s search advertising business and its partnership with Microsoft Bing. On August 5, 2024, the court appointed Menora Mivtachim Insurance Ltd., Menora Mivtachim Pensions and Gemel Ltd., Menora Mivtachim Vehistadrut Hamehandesim Nihul Kupot Gemel LTD, Clal Insurance Company Ltd., Clal Pension and Provident Ltd., and Atudot Pension Fund for Employees & Independent Workers Ltd. as joint lead plaintiffs (“Lead Plaintiffs”).  On September 20, 2024, Lead Plaintiffs filed an amended complaint against the aforementioned defendants and one additional defendant, one of the founders of Content IQ (the “Amended Complaint”). On November 4, 2024, the Company filed a motion to dismiss the Amended Compliant, which was granted in June 2025 by the district court with leave for plaintiffs to file an amended complaint on narrow grounds. In July 2025, Plaintiffs filed notices of appeal to the Second Circuit Court of Appeals and the appeal was fully briefed as of February 27, 2026. The Company disputes the allegations of wrongdoing and intends to continue to vigorously defend against them.

On April 11, 2024, Ms. Hadar Shamai, filed a motion to certify a class action with the Financial Department of the District Court of Tel Aviv (the “DCTA”) against the above-mentioned defendants. The proceedings in Israel are stayed until final resolution of plaintiffs’ appeal in the SDNY Action.

On February 13, 2025, purported shareholder John Carr filed a putative derivative action on behalf of the Company in the SDNY against all of the Company’s directors and certain of its officers and former directors, principally alleging that the Board breached its duties by allowing the Company to make material misrepresentations and/or omissions in various public disclosures concerning the Company’s search advertising business and partnership with Microsoft Bing (the “Derivative Action”).  The derivative action is stayed, pending final resolution of plaintiffs’ appeal in the SDNY Action. The Company also disputes the allegations of wrongdoing and intends to defend against them vigorously.